Statutory Requirements	12 Months Ended
Dec. 31, 2023
Statutory Requirements
Statutory Requirements

19.Statutory Requirements

The retained earnings of the company are largely represented by retained earnings at the company’s insurance and reinsurance subsidiaries. Those subsidiaries are subject to certain requirements and restrictions under their respective insurance company Acts including minimum capital requirements and dividend restrictions. The company’s capital requirements and management thereof are discussed in note 22, under the heading “Capital Management”. The company’s share of dividends paid in 2023 by the insurance and reinsurance subsidiaries, which are eliminated on consolidation, was $512.8 (2022 - $380.9). Additionally, Brit paid a special dividend of $275.0 to the holding company in 2023 from the net proceeds of its sale of Ambridge as described in note 21. Crum & Forster also paid a special dividend of $940.0 to the holding company in 2022 from the sale of its Pet Insurance Group and Pethealth as described in note 21.

Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2023, the maximum dividend capacity available in 2024 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31,
2023
North American Insurers
Northbridge(1)	572.6
Crum & Forster	228.2
Zenith National	205.3
1,006.1

Global Insurers and Reinsurers
Allied World	1,231.2
Odyssey Group	554.9
Brit	125.7
1,911.8

International Insurers and Reinsurers
Gulf Insurance	84.9
3,002.8
(1)	Subject to prior regulatory approval.

When determining the amount of dividends to be paid from its insurance and reinsurance subsidiaries, the company considers regulatory capital requirements, and also rating agency capital tests, future capital levels required to support growth and tax planning matters, among other factors. The non-controlling interests in Allied World, Odyssey Group and Brit have a dividend in priority to the company.